GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and other intangible assets [Abstract]
Schedule of intangible assets

a) Intangible Assets
	Water rights[1]	Technology[2]	Supply contracts[3]	Exploration potential[4]	Total
Opening balance January 1, 2020	$72	$7	$7	$140	$226
Additions	—	—	—	5	5
Disposals	(5)	—	—	(41)	(46)
Amortization and impairment losses	—	(1)	(3)	(12)	(16)
Closing balance December 31, 2020	$67	$6	$4	$92	$169
Disposals[5]	(6)	—	—	(10)	(16)
Amortization and impairment losses	—	—	(3)	—	(3)
Closing balance December 31, 2021	$61	$6	$1	$82	$150
Cost	$61	$17	$39	$252	$369
Accumulated amortization and impairment losses	—	(11)	(38)	(170)	(219)
Net carrying amount December 31, 2021	$61	$6	$1	$82	$150
[1]Relates to water rights in South America, and will be amortized through cost of sales when we begin using these in the future.
[2]The amount is amortized through cost of sales using the UOP method over LOM ounces of the Pueblo Viejo mine, with no assumed residual value.
[3]Relates to a supply agreement with Michelin North America Inc. to secure a supply of tires and is amortized over the effective term of the contract through cost of sales.
[4]Exploration potential consists of the estimated fair value attributable to exploration licenses acquired as a result of a business combination or asset acquisition. The carrying value of the licenses will be transferred to PP&E when the development of attributable mineral resources commences.
[5]Exploration potential disposals relate to the sale of Acacia exploration properties.

Schedule of goodwill

	Closing balance December 31, 2020	Additions	Disposals	Closing balance December 31, 2021
Carlin	$1,294	$—	$—	$1,294
Cortez[1]	899	—	—	899
Turquoise Ridge	722	—	—	722
Phoenix	119	—	—	119
Hemlo	63	—	—	63
Loulo-Gounkoto	1,672	—	—	1,672
Total	$4,769	$—	$—	$4,769
[1]Starting in Q1 2021, Goldrush is included as part of Cortez as the CODM began reviewing the operating results and assessing performance on a combined level. The goodwill of Cortez and Goldrush has been combined and the prior period has been changed to reflect this presentation.
On a total basis, the gross amount and accumulated impairment losses are as follows:

Cost	$12,211
Accumulated impairment losses December 31, 2021	(7,442)
Net carrying amount December 31, 2021	$4,769